FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2023
FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES [Abstract]
Carrying Value of Estimated Fair Value of Financial Instruments
The carrying value and estimated fair value of the Company`s financial instruments at December 31, 2023 and 2022, are as follows:

All figures in USD ‘000 Recurring:	Fair Value Hierarchy Level	2023 Fair Value	2023 Carrying Value	2022 Fair Value	2022 Carrying Value
Cash and Cash Equivalents	1	31,078	31,078	59,583	59,583
Restricted Cash	1	2,283	2,283	3,719	3,719
2019 Senior Secured Credit Facility including $30 million Accordion Loan	2	(84,640)	(84,155)	(129,189)	(127,600)
Financing of 2018-built Vessels	2	(87,239)	(86,145)	(95,950)	(94,622)
Financing of 2022-built Vessels	2	(79,351)	(78,425)	(84,851)	(83,815)
Financing of Nordic Hawk	2	(53,540)	(52,871)	-	-